FINANCIAL INVESTORS TRUST: GRANDEUR PEAK FUNDS

Grandeur Peak Global Contrarian Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Stalwarts Fund

(the "Funds")

SUPPLEMENT DATED JUNE 30, 2022, TO THE

SUMMARY PROSPECTUSES AND PROSPECTUS

DATED AUGUST 31, 2021

Effective July 1, 2022, the following changes are made to the Funds' summary prospectuses and the prospectus:

Summary Prospectuses

Grandeur Peak Global Contrarian Fund

In the summary section of the Fund's prospectus, the following information is added to the end of the section entitled "PORTFOLIO MANAGER:"

Guardian Portfolio Manager: Spencer Hackett, since July 2022.

Grandeur Peak Global Micro Cap Fund

In the summary section of the Fund's prospectus, the following information is added to the end of the section entitled "PORTFOLIO MANAGER:"

Guardian Portfolio Manager: Mark Madsen, since July 2022.

Grandeur Peak Global Stalwarts Fund

In the summary section of the Fund's prospectus, the following information is added to the end of the section entitled "PORTFOLIO MANAGER:"

Guardian Portfolio Manager: Phil Naylor, since July 2022.

Prospectus

The first paragraph following the name of the three portfolio managers listed below, in the section entitled "THE PORTFOLIO MANAGERS" is hereby deleted and replaced with the following:

Spencer Hackett, MSF

Mr. Hackett has worked as a Research Analyst at Grandeur Peak Global Advisors since 2012. He was appointed as portfolio manager of the Grandeur Peak Global Micro Cap Fund in 2021, and guardian portfolio manager of the Global Contrarian Fund in 2022. Before joining Grandeur Peak Global Advisors, he lived in Japan for two years and speaks Japanese fluently.

Mark Madsen, CFA®, MAcc

Mr. Madsen has been the lead portfolio manager for the Grandeur Peak Global Contrarian Fund since its inception in September 2019, a portfolio manager for the Grandeur Peak Global Reach Fund since 2016, was a portfolio manager for the Grandeur Peak International Opportunities Fund since 2018 and a guardian portfolio manager on that same Fund since 2020, a guardian portfolio manager for the Grandeur Peak Micro Cap Fund since 2022, and is also a Sr. Research Analyst at Grandeur Peak Global Advisors with a specialty focus on the industrials, energy & materials sectors globally.

Phil Naylor, MBA

Mr. Naylor has worked as a Research Analyst at Grandeur Peak Global Advisors since 2013. He was appointed as a portfolio manager of the Grandeur Peak Global Reach fund in 2021, and guardian portfolio manager of the Grandeur Peak Global Stalwarts Fund in 2022.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST: GRANDEUR PEAK FUNDS

Grandeur Peak Emerging Markets Opportunity Fund

Grandeur Peak Global Contrarian Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak US Stalwarts Fund

(the "Funds")

SUPPLEMENT DATED JUNE 30, 2022, TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2021

Effective July 1, 2022, Robert T. Gardner will no longer serve as Guardian Portfolio Manager to any of the Funds. Therefore, all references to Mr. Gardiner in the Statement of Additional Information ("SAI") are hereby deleted.

The following row is added to the "Other Accounts Managed by Portfolio Managers" table under the section entitled "PORTFOLIO MANAGERS" in the Funds' SAI (with the following information as of April 30, 2022):

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Phil Naylor	0	$-	0	$-	1	$41

The following column is added to the "Ownership of Securities" table under the section entitled "PORTFOLIO MANAGERS" in the Funds' SAI (with the following information as of April 30, 2022):

Phil Naylor
Emerging Markets Opportunities Fund	$10-50k
Global Contrarian Fund	$10-50k
Global Micro Cap Fund	$10-50k
Global Opportunities Fund	$50-100k
Global Reach Fund	$50-100k
Global Stalwarts Fund	$50-100k
International Opportunities Fund	$10-50k
International Stalwarts Fund	$10-50k
US Stalwarts Fund	$50-100k

The "Ownership of Securities" table under the section entitled "PORTFOLIO MANAGERS" in the Funds' SAI is revised such that the cells containing information with respect to Spencer Hackett's ownership of the Global Contrarian Fund and Mark Madsen's ownership of the Global Micro Cap Fund are highlighted in yellow.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE